QUARTERLY INFORMATION (Unaudited) (Details) (USD $) In Millions, except Per Share data, unless otherwise specified	3 Months Ended																12 Months Ended
	Dec. 31, 2010		Sep. 30, 2010		Jun. 30, 2010		Mar. 31, 2010		Dec. 31, 2009		Sep. 30, 2009		Jun. 30, 2009		Mar. 31, 2009		Dec. 31, 2010		Dec. 31, 2009		Dec. 31, 2008
Quarterly information [Abstract]
Revenue	$ 437.6		$ 437.3		$ 396.5		$ 342.1		$ 362.2		$ 369.6		$ 348.5		$ 312.1		$ 1,614.0		$ 1,392.0		$ 1,867.0
Total operating profit	42.6		55.2		46.2		18.9		19.4		19.0		18.5		3.4		126.0		34.0		140.0
Interest expense	(6.2)		(6.3)		(6.5)		(6.5)		(6.7)		(6.7)		(6.9)		(5.6)		(26.0)		(25.0)		(24.0)
General corporate expenses	(4.5)		(7.7)		(4.5)		(6.6)		(6.3)		(4.9)		(4.5)		(6.1)		(23.3)		(21.8)		(21.0)
Income From Continuing Operations Before Income Taxes	31.9		41.2		35.2		5.8		6.4		7.4		7.1		(8.3)		114.0		12.0		132.0
Income taxes	13.1		15.5		13.1		3.0		1.7		3.4		3.0		(3.1)		45.0		5.0		48.0
Income From Continuing Operations	18.8		25.7		22.1		2.8		4.7		4.0		4.1		(5.2)		69.0		7.0		84.0
Discontinued operations	1.4	[1]	0	[1]	6.8	[1]	14.5	[1]	15.4		4.5		8.5		8.2		23.0		37.0		48.0
Net Income	20.2		25.7		28.9		17.3		20.1		8.5		12.6		3.0		92.0		44.0		132.0
Basic (in dollars per share)	$ 0.49		$ 0.62		$ 0.70		$ 0.42		$ 0.49		$ 0.21		$ 0.31		$ 0.07		$ 2.23		$ 1.08		$ 3.21
Diluted (in dollars per share)	$ 0.48		$ 0.62		$ 0.70		$ 0.42		$ 0.49		$ 0.21		$ 0.31		$ 0.07		$ 2.22		$ 1.08		$ 3.19
Gain from crop disaster relief payment																	5.0		0		0
Gain upon consolidation of HS&TC																	0		5.0		0
Reconciling Items [Member]
Quarterly information [Abstract]
Revenue	(15.8)	[2]	(2.7)	[2]	(3.6)	[2]	(4.2)	[2]	(8.2)	[2]	(3.0)	[2]	(2.8)	[2]	(2.3)	[2]	(26.3)	[2]	(16.3)	[2]	(10.7)	[2]
Transportation Industry [Member] | Ocean transportation segment [Member]
Quarterly information [Abstract]
Revenue	290.8		267.5		257.2		229.5		234.8		234.2		218.5		201.1		1,045.0		888.6		1,023.7
Total operating profit	11.6	[3]	40.4	[3]	37.0	[3]	10.4	[3]	13.5		24.2		21.1		(0.5)
Discontinued operations	(17.2)		(2.1)														(19.3)
Transportation Industry [Member] | Logistics services segment [Member]
Quarterly information [Abstract]
Revenue	97.5		92.4		88.6		77.1		82.1		82.3		80.3		76.2		355.6		320.9		436.0
Total operating profit	2.0		1.8		1.5		1.9		1.2		2.2		1.8		1.5
Transportation Industry [Member] | Less amounts reported in discontinued operations [Member]
Quarterly information [Abstract]
Revenue	(22.8)	[1]	(5.7)	[1]	0	[1]	0	[1]									(28.5)	[4]	0	[4]	0	[4]
Total operating profit	17.2	[1]	2.1	[1]	0	[1]	0	[1]
Real Estate Industry [Member] | Leasing segment [Member]
Quarterly information [Abstract]
Revenue	23.2		24.4		23.2		23.6		24.9		25.2		25.9		27.2		94.4		103.2		107.8
Total operating profit	8.4		9.3		8.5		9.1		10.0		10.2		11.0		12.0
Real Estate Industry [Member] | Sales segment [Member]
Quarterly information [Abstract]
Revenue	49.5		4.3		22.0		60.3		64.2		14.9		21.3		25.2		136.1		125.6		350.2
Total operating profit	17.8		2.9		8.0		21.4		20.4		3.5		9.6		5.6
Real Estate Industry [Member] | Less amounts reported in discontinued operations [Member]
Quarterly information [Abstract]
Revenue	(44.3)	[1]	(3.3)	[1]	(20.7)	[1]	(58.4)	[1]	(63.2)	[1]	(16.5)	[1]	(23.9)	[1]	(33.0)	[1]	(126.7)	[4]	(136.6)	[4]	(164.6)	[4]
Total operating profit	(19.0)	[1]	(2.1)	[1]	(10.6)	[1]	(22.8)	[1]	(24.9)	[1]	(7.3)	[1]	(13.7)	[1]	(13.3)	[1]
Agribusiness Industry [Member]
Quarterly information [Abstract]
Revenue	59.5	[5]	60.4	[5]	29.8	[5]	14.2	[5]	27.6	[6]	32.5	[6]	29.2	[6]	17.7	[6]	163.9		107.0		124.3
Total operating profit	4.6	[5]	0.8	[5]	1.8	[5]	(1.1)	[5]	(0.8)		(13.8)		(11.3)		(1.9)
Gain from crop disaster relief payment	4.9																4.9
Gain upon consolidation of HS&TC									$ 5.4										$ 5.4

[1]	See Note 2 for discussion of discontinued operations.
[2]	Includes inter-segment revenue, interest income, and other income classified as revenue for segment reporting purposes.
[3]	Matson's CLX2 service was terminated in the third quarter of 2011 and is reflected as discontinued operations. The losses from CLX2 shown as discontinued operations were $2.1 million and $17.2 million in the third and fourth quarter of 2010, respectively.
[4]	Prior year amounts restated for amounts treated as discontinued operations. See Notes 1 and 2 for additional information.
[5]	Includes a $4.9 million gain in the fourth quarter of 2010 related to a crop disaster relief payment for drought experienced in prior years.
[6]	Includes a $5.4 million gain recorded upon consolidation of HS&TC in the fourth quarter of 2009.